FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
7. FAIR VALUE OF FINANCIAL INSTRUMENTS

At December 31, 2012 and June 30 2013, the carrying values of financial instruments such as cash and cash equivalents, trade receivables and payables, other receivables and accrued liabilities and the current portion of long-term debt approximated their market values, based on the short-term maturities of these instruments.

The company calculates fair value for its marketable securities based on quoted market prices for identical assets and liabilities which represents Level 1 of ASC 820-10 fair value hierarchy.

At December 31, 2012 and June 30, 2013 the fair value of long-term debt and long term receivables was comparable with their carrying values.

The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for June 30, 2013 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

		Fair Value Measured and Recorded Using
(in thousands)	Net Carrying Value as of June 30, 2013	Level 1	Level 2	Level 3	Operational Gain (losses) recognized in earnings	Financial Gain (losses) recognized in earnings	Total

Assets
Cash and cash equivalent	8,336	8,336	-	-	-	-	-
Marketable securities	1,387	1,387	-	-	-	-	-
Liabilities
Acquisition liability contingent consideration (a)	46,039	-	-	46,039	(22,083)	-	(22,083)
Acquisition liability note (b)	9,803	-	-	9,803	(4,090)	-	(4,090)
Acquisition liability warrant consideration (c)	7,583	-	-	7,583	(5,426)	-	(5,426)
Royalty Agreement (d)	4,615			4,615	(2,015)	-	(2,015)

The fair value of the financial instruments in connection with the acquisition of Éclat (see note 6 Long-Term Debt) are estimated as follows:

(a) Acquisition liability contingent consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 6 Long Term Debt).

The fair value of the contingent consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.

(b) Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 6 Long Term Debt).

(c) Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 6 Long Term Debt).

(d) Royalty Agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (Note 6 Long Term Debt). The discount rate is 20%.

The following tables provide a reconciliation of fair value for which the Company used Level 3 inputs:

Acquisition
Liabilities
Liability recorded upon acquisition	$(50,927)
Operational gain (loss) recognized in earnings for fiscal year 2012	$18,993
Net carrying value at January 1, 2013	$(31,934)
Operational gain (loss) recognized in earnings for six months to June 30, 2013	$(31,707)
Payment for Hycet (reimbursment)	$108
Net carrying value at June 30, 2013	$(63,533)

Royalty
Agreement
Liability recorded upon execution of Agreeement	$(2,600)
Financial gain (loss) recognized in earnings for six months to June 30, 2013	$(2,015)
Net carrying value at June 30, 2013	$(4,615)

The acquisition liabilities, consisting of the note, warrants and deferred consideration, and Royalty agreement all of which are classified as long-term debt, are measured at fair value and the income or expense may change significantly as assumptions regarding the valuations and probability of successful development and approval of products in development vary.